INCOME AND EXPENSES ITEMS - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Other Operating Income and Expense [Line Items]
Government grants	$ 639	$ 271	$ 973
COVID-19 epidemic
Disclosure of Other Operating Income and Expense [Line Items]
Government grants			$ 882